Long-term investments: (Tables)	9 Months Ended
Dec. 31, 2011
Long-term investments:
Schedule of long-term investments

	December 31, 2011	March 31, 2011
Weichai Westport Inc.	$7,732	$5,622
Minda-Emer Technologies Ltd.	637	—

	$8,369	$5,622